INCOME TAXES (Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Aggregate amount and per share effect of the Tax Holiday
Aggregate	$ 4,081,529	$ 8,943,517	$ (12,231,260)
Per share effect -basic (in dollar per share)	$ 0.02	$ 0.05	$ (0.07)
Per share effect-diluted (in dollar per share)	$ 0.02	$ 0.05	$ (0.07)